Property, plant and equipment, net - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
Property, plant and equipment, net [Line Items]
Cost of goods sold	$ 185,772	$ 168,075	[1]	$ 173,667
Property, Plant and Equipment
Property, plant and equipment, net [Line Items]
Cost of goods sold	4,557	4,504
Administrative expenses	1,218	1,152
Acquire capital expenditures	$ 3,878	$ 2,304

[1]	Refer to Note 4. Independent Investigation and Restatement